PENSIONS - Net Periodic Benefit Costs (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net periodic benefit cost:
Service cost	$ 313	$ 302	$ 379
Interest cost	1,901	2,051	2,042
Expected return on plan assets	(843)	(806)	(946)
Recognized actuarial loss	1,182	1,060	1,195
Net periodic benefit cost	2,553	2,607	$ 2,670
Estimated net loss for defined benefit pension plans to be amortized from accumulated other comprehensive income into net periodic benefit cost in next fiscal year	$ 1,400	$ 1,200